Related Party Transactions - Schedule of key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 2,484	$ 2,330	$ 1,711
Share-based payment	552	416	314
Post-employment benefits	10	11	12
Total key management compensation	$ 3,046	$ 2,757	$ 2,037